Risks (Tables)	12 Months Ended
Dec. 31, 2020
Risks [abstract]
Disclosure of liquidity risk [text block]
in 000€	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2020
Loans & borrowings	15,335	36,819	34,928	23,565	110,647
Lease liabilities	3,831	4,850	1,570	1,420	11,671
Trade payables	17,698	−	−	−	17,698
Other current liabilities and advances received	3,798	−	−	−	3,798
Total	40,662	41,669	36,498	24,985	143,814

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2019
Loans & borrowings	14,300	33,034	41,672	34,447	123,453
Lease liabilities	3,685	4,907	1,040	720	10,352
Trade payables	18,517				18,517
Other current liabilities	4,063			−	4,063
Total	40,565	37,941	42,712	35,167	156,385

	Less than 1 year	2 to 3 years	4-5 years	More than 5 years	Total
At December 31, 2018
Loans & borrowings	14,491	42,100	33,636	23,870	114,097
Trade payables	18,667	−	−	−	18,667
Other current liabilities	2,267	−	−	−	2,267
Total	35,425	42,100	33,636	23,870	135,031

Disclosure of aging of trade receivables [text block]

in 000€	Total	Non-due	Less than 30 days	31-60 days	61-90 days	91-180 days	More than 181 days
December 31, 2020	30,871	25,707	3,176	858	423	327	380
December 31, 2019	40,977	31,528	4,924	2,094	733	981	717
December 31, 2018	36,891	26,208	5,395	1,479	931	1,512	1,366